CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital	Contributed surplus	Accumulated other comprehensive income (loss)	Retained earnings
Balance (in shares) at Dec. 29, 2019		199,012,000
Balance at Dec. 29, 2019	$ 1,834,494	$ 174,218	$ 32,769	$ (535)	$ 1,628,042
Changes in equity [abstract]
Share-based compensation	1,954		1,954
Shares issued under employee share purchase plan (in shares)		73,000
Shares issued under employee share purchase plan	1,381	$ 1,381
Shares issued pursuant to exercise of stock options (in shares)		87,000
Shares issued pursuant to exercise of stock options	1,609	$ 2,504	(895)
Shares issued or distributed pursuant to vesting of restricted share units (in shares)		194,000
Shares issued or distributed pursuant to vesting of restricted share units	$ (2,571)	$ 6,657	(9,228)
Shares repurchased for cancellation (note 13(d)) (in shares)	(843,038)	(843,000)
Shares repurchased for cancellation (note 14(d))	$ (23,216)	$ (744)			(22,472)
Share repurchases for settlement of non-Treasury RSUs (note 13(e)) (in shares)		(116,000)
Share repurchases for settlement of non-Treasury RSUs (note 14(e))	(2,558)	$ (78)			(2,480)
Dividends declared	(30,553)		336		(30,889)
Transactions with shareholders of the Company recognized directly in equity (in shares)		(605,000)
Transactions with shareholders of the Company recognized directly in equity	(53,954)	$ 9,720	(7,833)		(55,841)
Cash flow hedges (note 15(d))	(8,503)			(8,503)
Actuarial (loss) gain on employee benefit obligations (note 13(a))	12,142				12,142
Net earnings	(225,282)				(225,282)
Comprehensive income (loss)	$ (221,643)			(8,503)	(213,140)
Balance (in shares) at Jan. 03, 2021	198,407,222	198,407,000
Balance at Jan. 03, 2021	$ 1,558,897	$ 183,938	24,936	(9,038)	1,359,061
Changes in equity [abstract]
Share-based compensation	37,526		37,526
Shares issued under employee share purchase plan (in shares)		41,000
Shares issued under employee share purchase plan	1,406	$ 1,406
Shares issued pursuant to exercise of stock options (in shares)		295,000
Shares issued pursuant to exercise of stock options	8,154	$ 9,907	(1,753)
Shares issued or distributed pursuant to vesting of restricted share units (in shares)		132,000
Shares issued or distributed pursuant to vesting of restricted share units	$ (2,837)	$ 2,762	(5,599)
Shares repurchased for cancellation (note 13(d)) (in shares)	(6,475,375)	(6,475,000)
Shares repurchased for cancellation (note 14(d))	$ (250,439)	$ (6,182)			(244,257)
Share repurchases for settlement of non-Treasury RSUs (note 13(e)) (in shares)		(133,000)
Share repurchases for settlement of non-Treasury RSUs (note 14(e))	(4,267)	$ (99)			(4,168)
Deferred compensation to be settled in non-Treasury RSUs	2,075		2,075
Dividends declared	(90,462)		943		(91,405)
Transactions with shareholders of the Company recognized directly in equity (in shares)		(6,140,000)
Transactions with shareholders of the Company recognized directly in equity	(298,844)	$ 7,794	33,192		(339,830)
Cash flow hedges (note 15(d))	73,847			73,847
Actuarial (loss) gain on employee benefit obligations (note 13(a))	(21,678)				(21,678)
Net earnings	607,183				607,183
Comprehensive income (loss)	$ 659,352			73,847	585,505
Balance (in shares) at Jan. 02, 2022	192,267,273	192,267,000
Balance at Jan. 02, 2022	$ 1,919,405	$ 191,732	$ 58,128	$ 64,809	$ 1,604,736